Inventories (Tables)	12 Months Ended
Jun. 30, 2019
Inventories [Abstract]
Schedule of inventories
	2019	2018

Soybean	54,581	50,289
Corn	11,116	6,247
Cotton	4,349	-
Other harvests	255	1,153
Agricultural products	70,301	57,689

Raw materials	26,767	11,933
	97,068	69,622

Schedule of adjustment to recoverable value of inventories of agricultural products
At June 30, 2017	(1,212)
Adjustment to recoverable value of agricultural products, net	883
Realization as cost of sales	325
At June 30, 2018	(4)
Adjustment to recoverable value of agricultural products, net	(2,040)
Realization as cost of sales	1,773
At June 30, 2019	(271)